Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2021
Entity Registrant Name	BNY Mellon Worldwide Growth Fund, Inc.
Entity Central Index Key	0000897569
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 17, 2022
Document Effective Date	Mar. 01, 2022
Prospectus Date	Mar. 01, 2022
BNY Mellon Worldwide Growth Fund, Inc. | Class A
Prospectus:
Trading Symbol	PGROX
BNY Mellon Worldwide Growth Fund, Inc. | Class C
Prospectus:
Trading Symbol	PGRCX
BNY Mellon Worldwide Growth Fund, Inc. | Class I
Prospectus:
Trading Symbol	DPWRX
BNY Mellon Worldwide Growth Fund, Inc. | Class Y
Prospectus:
Trading Symbol	DPRIX